CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUES	$ 14,532,941	$ 18,248,289	$ 18,789,550
COST OF REVENUES	4,718,093	7,987,146	9,303,803
GROSS PROFIT	9,814,848	10,261,143	9,485,747
OPERATING EXPENSES:
Selling	1,837,768	1,533,255	1,918,418
General and administrative	1,712,034	1,192,429	1,488,802
Research and development	1,897,349	1,496,579	3,010,859
Total operating expenses	5,447,151	4,222,263	6,418,079
INCOME FROM OPERATIONS	4,367,697	6,038,880	3,067,668
OTHER INCOME (EXPENSE)
Interest income	6,989	8,823	5,432
Interest expense	(208,506)	(411,298)	(497,057)
Other income, net	180,051	138,457	11,595
Total other expense, net	(21,466)	(264,018)	(480,030)
INCOME BEFORE INCOME TAXES	4,346,231	5,774,862	2,587,638
PROVISION FOR INCOME TAXES	286,071	673,034	145,263
NET INCOME	4,060,160	5,101,828	2,442,375
Less: Net income (loss) attributable to noncontrolling interest	61,886	254,471	(162,212)
NET INCOME ATTRIBUTABLE TO INFOBIRD CO., LTD	3,998,274	4,847,357	2,604,587
NET INCOME	4,060,160	5,101,828	2,442,375
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	476,580	(29,392)	24,083
TOTAL COMPREHENSIVE INCOME	4,536,740	5,072,436	2,466,458
Less: Comprehensive income (loss) attributable to noncontrolling interests	73,745	253,876	(160,932)
COMPREHENSIVE INCOME ATTRIBUTABLE TO INFOBIRD CO., LTD	$ 4,462,995	$ 4,818,560	$ 2,627,390
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic and diluted*	19,000,000	19,000,000	19,000,000
EARNINGS PER SHARE
Basic and diluted*	$ 0.21	$ 0.26	$ 0.14